Financial and capital risk management - Liquidity risk management (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($) facility
Liquidity risk
Product price market curves
Credit exposure | $	$ 5,000
Revolving credit facilities
Product price market curves
Number of Revolving Credit Facilities | facility	2